As filed with the Securities and Exchange Commission on December 17, 2008

File Nos. 333-37115

811-08399

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒
Post-Effective Amendment No. 36	☒
and
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 38	☒

PIMCO Variable Insurance Trust

(Exact Name of Registrant as Specified in Charter)

840 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including area code:

(866) 746-2606

Robert W. Helm, Esq. Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Ernest L. Schmider Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, California 92660

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On December 22, 2008 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒  This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 36 to the Registration Statement of PIMCO Variable Insurance Trust (the “Trust”) incorporates by reference the Prospectuses and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 35, which was filed with the Securities and Exchange Commission on October 3, 2008. This Post-Effective Amendment No. 36 is filed to extend the effective date of Post-Effective Amendment No. 35 to December 22, 2008. This Amendment does not affect the currently effective Prospectuses and Statement of Additional Information for other series and classes of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 36 to its Registration Statement under Rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment No. 36 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Washington in the District of Columbia on the 17th day of December, 2008.

PIMCO VARIABLE INSURANCE TRUST

By:
Ernest L. Schmider**** President

*By:	/s/ Robert W. Helm
Robert W. Helm, as attorney-in-fact

SIGNATURES

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signatures	Title	Date

Brent R. Harris*	Trustee	December 17, 2008

E. Philip Cannon*	Trustee	December 17, 2008

Vern O. Curtis*	Trustee	December 17, 2008

J. Michael Hagan*	Trustee	December 17, 2008

William J. Popejoy*	Trustee	December 17, 2008

Ernest L. Schmider***	Trustee	December 17, 2008

Ernest L. Schmider****	President (Principal Executive Officer)	December 17, 2008

John P. Hardaway**	Treasurer (Principal Financial and Accounting Officer)	December 17, 2008

*By:	/s/ Robert W. Helm
Robert W. Helm as attorney-in-fact

*	Pursuant to powers of attorney filed with Post-Effective Amendment No. 7 to Registration Statement File No. 333-37115 on January 31, 2001.

**	Pursuant to a power of attorney filed with the initial Registration Statement on October 3, 1997.

***	Pursuant to a power of attorney filed herewith.

****	Pursuant to a power of attorney filed with Post-Effective Amendment No. 20 to the Registration Statement filed on June 16, 2005.